Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 1,544,698		¥ 4,309,183	¥ 3,020,920
Impairment for intangible assets	¥ 7,739,577	$ 1,106,745	¥ 18,720,464